Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(585) 325-6880

May 1, 2009

Filing Room

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Manning & Napier Fund, Inc. (File Nos. 002-92633 and 811-04087) / Rule 497(j)
Small Cap Series, World Opportunities Series, Technology Series, Life Sciences Series,
Commodity Series, High Yield Bond Series, Diversified Tax Exempt Series, New York Tax
Exempt Series, Ohio Tax Exempt Series, Global Fixed Income Series, International Series,
Financial Services Series, Core Bond Series, Core Plus Bond Series.

Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated May 1, 2009 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 74, which was filed electronically under Accession Number 0001193125-09-094315 on April 30, 2009.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Jodi L. Hedberg

Jodi L. Hedberg

Corporate Secretary